                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 1998
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Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:      Discovery Management, Ltd.
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Address:   300 Cresent Court, Suite 750
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           Dallas, Texas 75201
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Form 13F File Number:   28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:      Stephen J. Summers
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Title:     CEO
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Phone:     214-880-4602
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Signature, Place, and Date of Signing:

/s/ Stephen J. Summers              Dallas, TX                      2/12/1999
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[Signature]                         [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:             88
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Form 13F Information Table Value Total:   $282,136,617
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                                             (thousands)

List of Other Included Managers:  None

Item 1:                                        Fair Market      Shares/     Invest Disc.       Managers    Voting Authority
Name of Issuer           Class      Cusip      Value            Princ.    Sole SH/    SH/                  Sole      Shared   None
                                                                Amount         def    other
Action Performance Co.   Common    004933107   $5,306,250.00    150,000   Sole                             150,000
Allstate Corp.           Common    020002101   $3,194,248.50     82,700   Sole                              82,700
Alpharma Inc.            Common    020813101   $6,685,104.03    189,310   Sole                             189,310
Amgen                    Common    031162100   $6,648,115.54     63,580   Sole                              63,580
Apple Computer           Common    037833100   $3,848,172.00     94,000   Sole                              94,000
AptarGroup               Common    038336103   $1,686,866.93     60,100   Sole                              60,110
Armco Inc.               Common    042170100   $1,590,881.50    363,630   Sole                             363,630
Atlas Air Cargo          Common    049164106   $5,779,577.80    118,100   Sole                             118,100
Aurora Foods             Common    05164B106   $1,746,912.21     88,170   Sole                              88,170
BellSouth Corp.          Common    079860102   $2,084,775.00     41,800   Sole                              41,800
Blyth Industries         Common    09643P108   $1,730,937.50     55,390   Sole                              55,390
Carlisle Cos.            Common    142339100   $4,735,561.25     91,730   Sole                              91,730
Centex Corp.             Common    152312104   $5,496,784.74    121,980   Sole                             121,980
Century Tel. Enterpr     Common    156686107   $1,950,750.00     28,900   Sole                              28,900
Champion Enterprises     Common    158496109   $4,719,450.00    172,400   Sole                             172,400
Cordant Technologies     Common    218412104   $1,444,500.00     38,520   Sole                              38,520
Countrywide Credit       Common    222372104   $3,916,169.64     78,030   Sole                              78,030
Crane Co.                Common    224399105   $1,708,942.68     56,610   Sole                              56,610
D R Horton               Common    23331A109   $2,075,060.00     90,220   Sole                              90,220
DSP Group                Common    23332B106   $5,185,350.00    248,400   Sole                             248,400
DST Systems, Inc.        Common    233326107   $1,903,621.68     33,360   Sole                              33,360
Delta Air Lines          Common    247361108   $5,292,300.00    101,775   Sole                             101,775
Deluxe Corp.             Common    248019101   $3,678,237.80    100,600   Sole                             100,600
Department 56            Common    249509100   $1,807,907.19     48,130   Sole                              48,130
ESC Medical Systems      Common    M40868107   $1,587,390.00    151,180   Sole                             151,180
Engelhard Corp.          Common    292845104   $5,049,720.00    258,960   Sole                             258,960
Equitable Resources      Common    294549100   $1,668,280.00     57,280   Sole                              57,280
Everest Reinsurance      Common    299808105   $4,793,267.80    123,100   Sole                             123,100
Fleetwood Enterprise     Common    339099103   $1,811,170.00     52,120   Sole                              52,120


Fluor Corp.              Common    343861100   $3,736,605.77     87,790   Sole                              87,790
Ford Motor               Common    345370100   $5,747,902.72     97,940   Sole                              97,940
Galileo International    Common    363547100   $1,774,800.00     40,800   Sole                              40,800
General Dynamics         Common    369550108   $5,119,135.00     87,320   Sole                              87,320
Hadco                    Common    404681108   $4,343,500.00    124,100   Sole                             124,100
Hollywood Entertainment  Common    436141105   $1,558,700.00     57,200   Sole                              57,200
Ingersoll-Rand           Common    456866102   $5,660,253.42    120,590   Sole                             120,590
Interim Services         Common    45868P100   $4,943,812.50    211,500   Sole                             211,500
Intl Home Foods,Inc.     Common    459655106   $1,555,706.25     92,190   Sole                              92,190
Keebler Foods            Common    487256109   $3,756,856.25     99,850   Sole                              99,850
Kellstrom Industries     Common    488035106   $5,290,000.00    184,000   Sole                             184,000
Knight-Ridder            Common    499040103   $1,587,431.25     31,050   Sole                              31,050
Lafarge Corp.            Common    505862102   $5,305,500.00    131,000   Sole                             131,000
Landstar System          Common    515098101   $1,911,175.00     46,900   Sole                              46,900
Level One                Common    527295109   $2,169,050.00     61,100   Sole                              61,100
Lexmark Intl Group       Common    529771107   $6,889,275.00     68,550   Sole                              68,550
Lincare Holdings         Common    532791100   $5,742,503.91    141,570   Sole                             141,570
Loews Corp.              Common    540424108   $1,616,212.50     16,450   Sole                              16,450
Maytag Corp.             Common    578592107   $2,041,800.00     32,800   Sole                              32,800
Media Arts Group         Common    58439C102   $4,054,362.90    288,300   Sole                             288,300
Metris Corp.             Common    591598107   $6,470,251.80    128,600   Sole                             128,600
Michael Foods            Common    594079105   $1,988,400.00     66,280   Sole                              66,280
Micro Warehouse Inc.     Common    59501B105   $2,721,946.50     80,500   Sole                              80,500
Mylan Labs.              Common    628530107   $1,501,290.00     47,660   Sole                              47,660
Neomagic Corp.           Common    640497103   $1,919,122.50     86,740   Sole                              86,740
Novellus Sys.            Common    670008101   $1,722,600.00     34,800   Sole                              34,800
Ocular Sciences          Common    675744106   $1,426,577.50     53,330   Sole                              53,330
Old Republic Intl Corp   Common    680223104   $1,640,250.00     72,900   Sole                              72,900
Pentair                  Common    709631105   $1,656,200.80     41,600   Sole                              41,600
Periphonics              Common    714005105   $1,967,517.72    149,190   Sole                             149,190
Policy Mgmt. Sys.        Common    731108106   $1,734,675.00     34,350   Sole                              34,350
Pomeroy Computer
  Resources              Common    731822102   $4,246,650.00    188,740   Sole                             188,740
Premark Int'l            Common    740459102   $1,666,155.00     48,120   Sole                              48,120
Qualcomm Inc             Common    747525103   $1,466,826.03     28,310   Sole                              28,310
RCM Technologies         Common    749360400   $1,775,500.00     67,000   Sole                              67,000


Rollins Truck Leasing    Common    775741101   $2,006,000.00    136,000   Sole                             136,000
Ross Stores              Common    778296103   $6,931,575.00    176,040   Sole                             176,040
Ryan's Family            Common    783519101   $1,877,782.50    151,740   Sole                             151,740
Schulman (A.)            Common    808194104   $1,883,330.88     83,010   Sole                              83,010
Shopko Stores, Inc.      Common    824911101   $4,683,262.50    140,850   Sole                             140,850
Snyder Communications    Common    832914105   $3,258,225.00     96,540   Sole                              96,540
Solutia                  Common    834376105   $3,128,696.25    139,830   Sole                             139,830
Staffmark                Common    852389105   $1,799,621.25     80,430   Sole                              80,430
Sterling Software        Common    859547101   $1,792,382.49     66,230   Sole                              66,230
Steve Madden             Common    556269108     $981,070.00    115,420   Sole                             115,420
Super Valu Stores        Common    868536103   $5,400,640.00    192,880   Sole                             192,880
Superior Telecom         Common    868365107   $1,716,592.50     36,330   Sole                              36,330
Synopsys Inc             Common    871607107   $3,829,507.50     70,590   Sole                              70,590
TJX Companies            Common    872540109   $1,760,300.00     60,700   Sole                              60,700
Teleflex Inc.            Common    879369106   $1,815,875.00     39,800   Sole                              39,800
Tesoro Petroleum         Common    881609101   $1,228,262.50    101,300   Sole                             101,300
Tommy Hilfiger Corp.     Common    G8915Z102   $4,842,000.00     80,700   Sole                              80,700
Tricon Restaurants       Common    895953107   $3,873,158.75     77,270   Sole                              77,270
USG Corp.                Common    903293405  $10,419,367.90    204,550   Sole                             204,550
United Stationers        Common    913004107   $1,534,000.00     59,000   Sole                              59,000
United Technologies      Common    913017109   $1,848,750.00     17,000   Sole                              17,000
Universal Corp.          Common    913456109   $4,534,988.75    129,110   Sole                             129,110
V.F. Corp.               Common    918204108   $1,633,125.00     34,840   Sole                              34,840
Varlen Corp.             Common    922248109   $1,523,195.84     66,045   Sole                              66,045